CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 1,452,985	$ 1,234,596
Short-term investments	951,235	591,269
Accounts receivable,net allowances for doubtful amounts	422,225	369,093
Prepaid expenses and other current assets (including loans to and interest receivables from other related parties of $43,695 and $301,526 as of December 31, 2018 and 2019, respectively)	424,905	168,821
Amount due from SINA (Note 10)	384,828	105,319
Total current assets	3,636,178	2,469,098
Property and equipment, net	46,729	45,623
Operating lease assets	9,730
Intangible assets, net	17,524	21,103
Goodwill	28,989	29,346
Long-term investments	1,027,459	694,586
Other assets	37,577	14,926
Total assets	4,804,186	3,274,682
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiary of $347,770 and $436,705 as of December 31, 2018 and 2019, respectively.)
Accounts payable	126,247	123,730
Accrued and other liabilities	460,872	317,437
Operating lease liability, short-term	4,708
Income taxes payable	100,245	88,683
Deferred revenues	108,783	99,994
Total current liabilities	800,855	629,844
Long-term liabilities
Convertible debt	888,266	884,123
Unsecured senior notes	793,985
Deferred tax liability	33,972	12,577
Operating lease liability, long-term	5,289
Total long-term liabilities	1,721,512	896,700
Total liabilities	2,522,367	1,526,544
Commitments and contingencies (Note 17)
Shareholders' equity:
Ordinary shares: $0.00025 par value; 2,400,000 and 2,400,000 shares (including 1,800,000 Class A ordinary shares, 200,000 Class B ordinary shares and 400,000 shares to be designated) authorized; 224,838 shares (including 123,059 Class A ordinary shares and 101,779 Class B ordinary shares) and 226,310 shares (including 124,531 Class A ordinary shares and 101,779 Class B ordinary shares) issued and outstanding as of December 31, 2018 and 2019, respectively.	57	57
Additional paid-in capital	1,133,913	1,071,836
Accumulated other comprehensive loss	(68,559)	(49,615)
Retained earnings	1,217,856	723,181
Total Weibo shareholders' equity	2,283,267	1,745,459
Non-controlling interests	(1,448)	2,679
Total shareholders' equity	2,281,819	1,748,138
Total liabilities and shareholders' equity	4,804,186	3,274,682
Third parties
Current assets:
Accounts receivable,net allowances for doubtful amounts	262,158	190,036
Alibaba
Current assets:
Accounts receivable,net allowances for doubtful amounts	60,392	48,222
Other related parties
Current assets:
Accounts receivable,net allowances for doubtful amounts	$ 99,675	$ 130,835